PROPERTY AND EQUIPMENT - Major Classifications (Details) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 26, 2014	Dec. 27, 2013
Property, Plant and Equipment [Line Items]
Owned, gross	$ 101,549	$ 84,266
Owned - Less: Accumulated depreciation and amortization	(46,715)	(25,840)
Owned, net	54,834	58,426
Capital Leases, gross	1,640	2,167
Capital Leases - Less: Accumulated depreciation and amortization	(1,630)	(1,928)
Capital leases, net	10	239
Total, gross	103,189	86,433
Total - Less: Accumulated depreciation and amortization	(48,345)	(27,768)
Total, net	54,844	58,665
Land
Property, Plant and Equipment [Line Items]
Owned, gross	696	696
Capital Leases, gross	0	0
Total, gross	696	696
Building
Property, Plant and Equipment [Line Items]
Owned, gross	5,859	5,859
Capital Leases, gross	0	0
Total, gross	5,859	5,859
Machinery and equipment
Property, Plant and Equipment [Line Items]
Owned, gross	72,460	56,639
Capital Leases, gross	243	770
Total, gross	72,703	57,409
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Owned, gross	3,649	3,460
Capital Leases, gross	139	139
Total, gross	3,788	3,599
Vehicles
Property, Plant and Equipment [Line Items]
Owned, gross	4,717	4,069
Capital Leases, gross	1,258	1,258
Total, gross	5,975	5,327
Leasehold improvements
Property, Plant and Equipment [Line Items]
Owned, gross	14,061	13,378
Capital Leases, gross	0	0
Total, gross	14,061	13,378
Construction in progress
Property, Plant and Equipment [Line Items]
Owned, gross	107	165
Capital Leases, gross	0	0
Total, gross	$ 107	$ 165